Stadion Trilogy Alternative Return Fund
STADION TRILOGY ALTERNATIVE RETURN FUND (formerly the Stadion Trilogy Fund)
INVESTMENT OBJECTIVE
The investment objective of the Stadion Trilogy Alternative Return Fund (the "Trilogy Fund") is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.
FEES AND EXPENSES OF THE TRILOGY FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Trilogy Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Trilogy Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the "Class A Shares" section beginning on page 51 and in the Trilogy Fund's Statement of Additional Information ("SAI") in the "Additional Purchase and Redemption Information" section beginning on page 42. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Stadion Trilogy Alternative Return Fund - USD ($)	Class A Shares		Class C Shares		Class I Shares
Maximum Sales Charge (Load)	5.75%		none		none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none		none
Maximum Deferred Sales Charge (Load)(as a percentage of the amount redeemed)	1.00%	[1]	1.00%	[2]	none
Redemption Fee	none		none		none
Exchange Fee	none		none		none
[1]	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 12 months of purchase.
[2]	A 1.00% CDSC will be assessed on shares purchased and redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Stadion Trilogy Alternative Return Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.33%	0.30%	0.32%
Acquired Fund Fees and Expenses		0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	[1]	1.91%	2.63%	1.65%
Management Fee Waivers and Expense Reimbursements	[2]	(0.20%)	(0.17%)	(0.19%)
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	[1],[2]	1.71%	2.46%	1.46%
[1]	"Total Annual Fund Operating Expenses" will not correlate to the Trilogy Fund's Financial Highlights, which reflect the operating expenses of the Trilogy Fund but do not include "Acquired Fund Fees and Expenses."
[2]	Stadion Money Management, LLC (the "Adviser") has entered into an Expense Limitation Agreement with the Trilogy Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Trilogy Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.38% of the average daily net assets allocable to each Class of the Trilogy Fund. Pursuant to the Expense Limitation Agreement with the Trilogy Fund, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.38% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Trilogy Fund; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.38% of the average daily net assets of the Trilogy Fund (or any lower expense limitation or limitations to which the parties may otherwise agree).The Expense Limitation Agreement is currently in effect until October 1, 2019. The Expense Limitation Agreement may be terminated by the Trust or the Adviser at the end of its then-current term upon not less than 90 days' notice.

Example

This Example is intended to help you compare the cost of investing in shares of the Trilogy Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Trilogy Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Trilogy Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period

Expense Example - Stadion Trilogy Alternative Return Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	739	1,122	1,529	2,661
Class C Shares	349	801	1,379	2,947
Class I Shares	149	502	879	1,936

Assuming No Redemption
Expense Example, No Redemption	One Year	Three Years	Five Years	Ten Years
Stadion Trilogy Alternative Return Fund | Class C Shares | USD ($)	249	801	1,379	2,947

Portfolio Turnover

The Trilogy Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Trilogy Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Trilogy Fund's performance. During the most recent fiscal year, the Trilogy Fund's portfolio turnover rate was 55% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Trilogy Fund combines multiple investment strategies and investment techniques that are designed to generate return and manage risk exposure across varying market conditions. The Trilogy Fund employs three separate investment styles:

•	a diversified portfolio of common stocks and/or actively managed or index-based exchange traded funds ("ETFs"), and options selected to provide protection from market declines (the "Equity Position"),

•	fixed-income securities or ETFs investing in fixed-income securities, and options sold and repurchased to generate net premium income (the "Income Position"), and

•	index options or other securities in an effort to benefit from substantial price changes (up or down) in the markets (the "Market Movement Position").

In allocating the Trilogy Fund's assets, the Adviser uses a combination of the investment styles described above and may reduce or limit investments in certain assets, asset classes or strategies in order to achieve the desired composition of the Trilogy Fund's portfolio. The Adviser's approach is designed to manage risk exposure by seeking opportunities for return from varying market conditions. Under normal market conditions, the Trilogy Fund expects that (i) approximately 30% to 70% of the Trilogy Fund's assets will be allocated to the Equity Position, (ii) approximately 30% to 50% of the Trilogy Fund's assets will be allocated to the Income Position and (iii) approximately 2% to 30% of the Trilogy Fund's assets will be allocated to the Market Movement Position; however, these percentages may vary over time as a result of market conditions and fluctuations.

Under normal market conditions, (i) the market value of the Equity Position's options that are long positions are not expected to exceed approximately 6% of the Alternative's Fund's net assets; (ii) the market value of the Equity Position's options that are short positions are not expected to exceed approximately 6% of the Trilogy Fund's net assets; (iii) the market value of the Income Position's options are not expected to exceed approximately 12% of the Alternative's Fund's net assets; and (iv) the market value of the Market Movement Position's options are expected to represent approximately 2% to 20% of the Alternative's Fund's net assets.

The Trilogy Fund will generally invest as follows:

•	The Equity Position. The Equity Position is designed to participate in equity markets while moderating volatility. In the Equity Position, the Trilogy Fund typically invests in a broadly diversified portfolio of U.S. exchange-listed common stocks and American Depositary Receipts ("ADRs") of companies that the Adviser believes possess attractive valuation characteristics, and the capability for above-average dividend yield, and/or ETFs that hold such companies. In selecting individual positions, the Adviser generally considers factors such as profitability, revenue growth, gross margins, debt ratios and other financial characteristics, seeking companies with favorable valuations (generally, prices that are reasonable relative to projected revenues, earnings, and dividends). The Adviser also looks for companies that possess characteristics that support maintaining market share and earnings power through market cycles and demonstrate the potential to increase dividends or earnings over time. While the Adviser will typically focus the Equity Position on companies having capitalizations of $5 billion or more, there are no restrictions on market capitalization. The Adviser may sell a stock from the Equity Position if the Adviser believes the company's fundamentals have deteriorated, the company's dividend or earnings growth has or will decline or the Adviser otherwise believes that selling the stock is in the Trilogy Fund's best interest.

The Adviser uses an option technique called a "collar" to provide downside risk protection to the Equity Position; however, collars also will limit upside potential. In the Equity Position, the Adviser generally writes index calls above the current value of the applicable index to seek to generate premium income and use the proceeds to purchase index puts below the current value of the applicable index to seek to reduce the Trilogy Fund's exposure to market risk and volatility.

The notional value of the options positions in the Equity Position is not expected to exceed 100% of the expected, aggregate value of the equity securities owned in the Equity Position at the time either option is "in the money" (i.e., when exercising the option would result in a profit). This percentage limitation on the use of options applies at the time an investment is made.

•	The Income Position. The Income Position is designed to balance the risk of the Equity Position by utilizing a combination of investments in domestic fixed-income investments (e.g., corporate bonds, U.S. government securities, mortgage-backed securities, high yield bonds (commonly known as "junk bonds") or mutual funds and ETFs that invest in such securities) (collectively, "Fixed Income Instruments") and the receipt of premiums from selling index options. The primary objective of the Income Position is yield generation, with a secondary emphasis on capital appreciation. While the Adviser may purchase Fixed Income Instruments of any maturity and credit quality, the Adviser typically invests in a broad mix of ETFs targeting a specific yield that the Adviser may adjust from time to time in response to market conditions.

In implementing its options strategy for the Income Position, the Adviser typically writes put and call options on one or more broad-based U.S. stock indices, receiving premiums from the purchasers of the options. The Adviser may then repurchase the options prior to their expiration date, giving up appreciation and avoiding depreciation in between the sale of the option and its repurchase. The difference between the premium received from selling the option and the cost of repurchasing the option will determine the gain or loss realized by the Income Position. The options strategy utilized by the Adviser for the Income Position is intended to provide increased cash flow from premiums, reduce volatility, and provide protection against potential loss when the Trilogy Fund purchases put and call options on the same indices on which the Fund has written options.

The Adviser may also use "collars" or collar components to provide downside risk protection to the Income Position; however, collars also will limit upside potential. In the Income Position, the Adviser generally writes calls on underlying fixed income instruments at or above the current value of the applicable fixed income instrument to seek to generate premium income and may use the proceeds to purchase puts on underlying fixed income instruments below the current value of the applicable fixed income instrument to seek to reduce the Trilogy Fund's exposure to market risk and volatility.

•	The Market Movement Position. The Market Movement Position is designed to benefit from substantial price changes (up or down) in the markets. In executing the strategy for the Market Movement Position, the Adviser intends to purchase and write options on one or more broad-based U.S. stock indices, such as the Standard & Poor's 500 Index, or ETFs that replicate or are related to such indices (including, without limitation, indices that measure market volatility). The Adviser uses a proprietary option allocation model to dynamically adjust the put protection it seeks to employ with the intent to minimize cost to the portfolio while providing potential upside in market downturns. Over time, the indices on which the Trilogy Fund purchases and sells options may vary based on the Adviser's assessment of the availability and liquidity of various listed index options, and the Adviser's evaluation of equity market conditions and other factors.

Generally the Market Movement Position favors establishing debit option spreads of varying strike prices and maturities by simultaneously selling and purchasing options on the same underlying instrument having the same expiration date. The options the Market Movement Position buys and sells are typically settled in cash rather than by delivery of securities and reflect price fluctuations in a group of securities or segments of the securities market. The Adviser may also purchase alternative instruments that the Adviser believes will approximate the performance that could be achieved by establishing debit option spreads when the Adviser believes comparable results can be achieved at a lower cost than buying options directly. These alternative instruments include options on indexes, options on futures, options on ETFs or individual securities and positively or negatively correlated market instruments. The Trilogy Fund may also invest in ETFs and other investment companies that employ a trend or momentum-based strategy for the Market Movement Position.

In general, the Trilogy Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission ("CFTC")); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits on the Trilogy Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Trilogy Fund's total assets, or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions, determined at the time the most recent position was established, does not exceed 100 percent of the liquidation value of the of the Trilogy Fund's total assets.

PRINCIPAL RISKS

An investment in the Trilogy Fund is subject to investment risks; therefore you may lose money by investing in the Trilogy Fund. There can be no assurance that the Trilogy Fund will be successful in meeting its investment objective. The Trilogy Fund is best suited for long-term investors. Generally, the Trilogy Fund will be subject to the following risks:

Currency Risk: Investments in foreign markets involve currency risk, which is the risk that the values of the Fund Investments and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. The Trilogy Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the Trilogy Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Trilogy Fund may suffer losses from these transactions.

Derivative Risk: Put and call options are referred to as "derivative" instruments since their values are based on ("derived from") the values of other securities. Derivative instruments can be volatile and the potential loss to the Trilogy Fund may exceed the Trilogy Fund's initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Trilogy Fund's return. The Trilogy Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Trilogy Fund, which magnifies the Trilogy Fund's exposure to the underlying instrument.

•	CFTC Regulation Risk. To the extent the Trilogy Fund makes investments regulated by the CFTC, the Trilogy Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Trilogy Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Trilogy Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the Trilogy Fund is unable to comply with the requirements of Rule 4.5, the Trilogy Fund may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Trilogy Fund.

•	Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The Trilogy Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as "initial margin" in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The Trilogy Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Trilogy Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Trilogy Fund to do so.

•	Options. If the Trilogy Fund sells a put option whose exercise is settled in cash, the Trilogy Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Trilogy Fund will be responsible, during the option's life, for any decreases in the value of the underlying security below the strike price of the put option. If the Trilogy Fund sells a call option whose exercise is settled in cash, the Trilogy Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Trilogy Fund will be responsible, during the option's life, for any increases in the value of the underlying security above the strike price of the call option. If the Trilogy Fund establishes a debit option spread, the potential for unlimited losses associated with the option the Trilogy Fund sold will be mitigated, but the potential for unlimited gains associated with the option purchased will be reduced by the cost of, and capped by losses potentially incurred as a result of, the corresponding option sold. Options purchased by the Trilogy Fund may decline in value with the passage of time, even in the absence of movement in the price of the underlying security.

•	Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

ETF and Other Investment Company Risk: The Trilogy Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the Trilogy Fund will be subject to the risks associated with such vehicles' investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Trilogy Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to the following additional risks:

•	Expenses. Since the Trilogy Fund is a "fund of funds," your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Trilogy Fund invests in addition to the Trilogy Fund's direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund's distributions and therefore may increase the amount of your tax liability.

•	Investment Limitation. Under the Investment Company Act of 1940 (the "1940 Act"), the Trilogy Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Trilogy Fund and its affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the "SEC") that is applicable to the Trilogy Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Trilogy Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

•	Market Value Risk. The market value of an ETF's shares may differ from its net asset value ("NAV"). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Trilogy Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Trilogy Fund's NAV is reduced for undervalued ETFs it holds and that the Trilogy Fund receives less than NAV when selling an ETF).

•	Operational Risks. There can be no assurance that an active trading market will develop and be maintained for the shares of the ETFs in which the Trilogy Fund invests. Further, market makers (other than lead market makers) have no obligation to make markets in an ETF's shares and may discontinue doing so at any time without notice. To the extent no market makers are willing to process creation and/or redemption orders for an ETF, shares of the ETF may trade like closed-end fund shares at a discount to NAV and the ETF may possibly face delisting. Trading in an ETF's shares may be halted because of market conditions or for reasons that, in the view of the exchange on which the ETF lists its shares, make trading in the ETF's shares inadvisable. In addition, trading in an ETF's shares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. During stressed market conditions, the liquidity of an ETF's shares may be less than the liquidity of the securities in the ETF's portfolio. Any of the foregoing would have an adverse effect on the value of the Trilogy Fund's investment in the ETF's shares.

•	Registration. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

•	Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

•	Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment's ability to track its applicable indices or match its performance.

Fixed Income Risk: Risks of investments in fixed income securities include, without limitation, credit risk, interest rate risk, maturity risk and liquidity risk. These risks could affect the value of investments of the Trilogy Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

•	Credit Risk. The value of the Trilogy Fund's fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

•	Interest Rate Risk. The value of the Trilogy Fund's fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Trilogy Fund's fixed income investments can be expected to decline.

•	Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

•	Maturity Risk. The value of the Trilogy Fund's fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in ADRs or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Trilogy Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Junk Bonds or High Yield Securities Risk: High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer's continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These fixed income securities are considered below "investment-grade." The retail secondary market for these "junk bonds" may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Trilogy Fund's shares and the income it earns.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk: The share price of the Trilogy Fund changes daily based on the performance of the securities in which it invests and the success of the Adviser's options strategies. The ability of the Trilogy Fund to meet its investment objective is directly related to the success of the Adviser's investment process and there is no guarantee that the Adviser's judgments about the attractiveness, value and potential appreciation of particular investments and strategies for the Trilogy Fund will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Trilogy Fund's share price may be adversely affected.

Market Risk: Market risk refers to the risk that the value of securities in the Trilogy Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser's control, including fluctuation in interest rates, the quality of the Trilogy Fund's investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Trilogy Fund's portfolio) may decline, regardless of their long-term prospects.

Mortgage-Related Securities Risk: Mortgage-related and other asset backed securities may be particularly sensitive to changes in prevailing interest rates and early repayment on such securities may expose the Trilogy Fund to a lower rate of return upon reinvestment of principal.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Trilogy Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Small and Medium Capitalization Companies Risk: The Trilogy Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e. companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the "full faith and credit" of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Trilogy Fund. The bar chart shows changes in the performance of the Trilogy Fund's Class A shares for each full calendar year since its commencement of operations. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each Class has different expenses. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of the Trilogy Fund's Class A shares compare with broad measures of market performance. How the Trilogy Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

Calendar Year Returns Class A Performance

•	During the periods shown in the bar chart above, the highest return for a calendar quarter was 4.79% (quarter ended 6/30/2016).

•	During the periods shown in the bar chart above, the lowest return for a calendar quarter was -1.24% (quarter ended 6/30/2013).

•	The 2018 calendar year-to-date return for Class A shares was -3.94% as of June 30, 2018.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual aftertax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Trilogy Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

Average Annual Total Returns (for periods ended December 31, 2017)
Average Annual Total Returns - Stadion Trilogy Alternative Return Fund	1 Year	5 Years	Since Inception [1]	Inception Date
Class A Shares	(1.38%)	1.77%	2.13%	Apr. 02, 2012
Class A Shares | After Taxes on Distributions	(1.56%)	1.62%	1.94%	Apr. 02, 2012
Class A Shares | After Taxes on Distributions and Sales	(0.63%)	1.35%	1.64%	Apr. 02, 2012
Class C Shares	3.78%	2.16%	2.40%	Apr. 02, 2012
Class I Shares	4.90%	3.20%	3.42%	Apr. 02, 2012
HFRX Absolute Return Index (reflects no deduction for fees expenses or taxes)	3.39%	2.17%	1.96%	Apr. 02, 2012
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees expenses or taxes)	3.54%	2.10%	2.49%	Apr. 02, 2012
[1]	Class A, Class C and Class I shares began operations on April 2, 2012.